Vanguard Short-Term Inflation-Protected Securities Index Fund

Schedule of Investments (unaudited)
As of June 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.5%)
U.S. Government Securities (99.5%)
United States Treasury Inflation Indexed Bonds	1.250%	7/15/20	1,372,296	1,613,068
United States Treasury Inflation Indexed Bonds	1.125%	1/15/21	1,597,534	1,889,353
United States Treasury Inflation Indexed Bonds	0.125%	4/15/21	1,845,334	2,004,669
United States Treasury Inflation Indexed Bonds	0.625%	7/15/21	1,574,314	1,821,678
United States Treasury Inflation Indexed Bonds	0.125%	1/15/22	1,887,902	2,167,660
United States Treasury Inflation Indexed Bonds	0.125%	4/15/22	2,062,977	2,206,495
United States Treasury Inflation Indexed Bonds	0.125%	7/15/22	1,891,620	2,158,737
United States Treasury Inflation Indexed Bonds	0.125%	1/15/23	2,091,741	2,379,324
United States Treasury Inflation Indexed Bonds	0.625%	4/15/23	1,937,989	2,080,088
United States Treasury Inflation Indexed Bonds	0.375%	7/15/23	2,080,665	2,386,868
United States Treasury Inflation Indexed Bonds	0.625%	1/15/24	1,996,393	2,310,556
United States Treasury Inflation Indexed Bonds	0.500%	4/15/24	1,472,173	1,573,042
United States Treasury Inflation Indexed Bonds	0.125%	7/15/24	2,048,511	2,310,439
United States Treasury Inflation Indexed Bonds	0.125%	10/15/24	1,628,058	1,704,474
United States Treasury Inflation Indexed Bonds	0.250%	1/15/25	1,924,739	2,192,875
United States Treasury Inflation Indexed Bonds	2.375%	1/15/25	962,365	1,506,359
United States Treasury Inflation Indexed Bonds	0.125%	4/15/25	1,408,224	1,466,170
United States Treasury Inflation Indexed Bonds	0.375%	7/15/25	175,000	202,061
Total U.S. Government and Agency Obligations (Cost $33,093,948)				33,973,916
			Shares
Temporary Cash Investment (1.4%)
Money Market Fund (1.4%)
1 Vanguard Market Liquidity Fund (Cost
$479,148)	0.227%		4,791,572	479,157
Total Investments (100.9%) (Cost $33,573,096)				34,453,073
Other Assets and Liabilities -Net (-0.9%)				(321,994)
Net Assets (100%)				34,131,079
Cost is in $000.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

Short-Term Inflation-Protected Securities Index Fund

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of June 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	—	33,973,916	—	33,973,916
Temporary Cash Investments	479,157	—	—	479,157
Total	479,157	33,973,916	—	34,453,073